IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Market Risk [line items]
Total VaR (one-day measure)	$ 8.7	$ 7.9	$ 7.0
Stressed total VaR (one-day measure)	30.6	33.2	30.0
IRC (one-year measure)	142.8	182.3	181.0
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	13.1	5.7	5.2
Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.4	8.4	8.8
Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.9	6.5	3.7
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.2	1.6	1.4
Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.5	1.3	3.2
Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.7	2.9	4.1
Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(23.1)	(18.5)	(19.4)
High [Member]
Market Risk [line items]
Total VaR (one-day measure)	14.6
Stressed total VaR (one-day measure)	43.1
IRC (one-year measure)	178.9
High [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	16.3
High [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.0
High [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.5
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.8
High [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.0
High [Member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.3
Low [Member]
Market Risk [line items]
Total VaR (one-day measure)	6.2
Stressed total VaR (one-day measure)	21.2
IRC (one-year measure)	117.9
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.5
Low [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.4
Low [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.6
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.5
Low [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.2
Low [Member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.0
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.0	8.3	7.8
Stressed total VaR (one-day measure)	33.2	29.9	27.1
IRC (one-year measure)	142.7	208.7	172.2
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.6	9.6	6.6
Average risk [member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.1	8.3	8.0
Average risk [member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.8	5.4	3.4
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.1	1.7	1.7
Average risk [member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.1	3.0	3.1
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.5	2.9	3.2
Average risk [member] | Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (21.2)	$ (22.6)	$ (18.2)